Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 28, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Commerce Funds
Registration	Nos. 33-80966 and 811-8598

Ladies and Gentlemen:

On behalf of The Commerce Funds (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information, each dated March 1, 2014, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s most recent Post-Effective Amendment No. 41 under the 1933 Act, and Amendment No. 42 under the Investment Company Act of 1940, as amended, to its Registration Statement on Form N-1A, which was filed on February 25, 2014.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy